UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported): February 7, 2024

Commission File Number of securitizer: 025-05719

Central Index Key Number of securitizer: 0001863151

Anchor Loans, LP1

(Exact name of securitizer as specified in its charter)

Andrew Pollack (310) 395-0010

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

1 Anchor Loans, LP (“Anchor”) is filing this Form ABS-15G in its capacity as sponsor of the ANCHOR Mortgage Trust 2021-RTL1, Series 2021-RTL1 Notes transaction (the “Specified Transaction”), which is covered by this report, and to exempt its affiliate Anchor Depositor, LLC, the depositor of the Specified Transaction, from filing a Form ABS-15G pursuant to Rule 15Ga-1(b). In Anchor’s capacity as sponsor, Anchor is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold by Anchor into the Specified Transaction. This report only contains information relating to the Specified Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which Anchor may have acted as a securitizer.

PART I - REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Anchor Loans, LP has indicated by check mark that there is no activity for the annual period.

[SIGNATURE ON THE FOLLOWING PAGE]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 7, 2024	ANCHOR LOANS, LP
(Securitizer)
By: /s/ Matt Miles
Name: Matt Miles
Title: Chief Capital Markets Officer